Average Annual Total Returns - A C I Shares - JPMorgan SmartRetirement 2035 Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class A Return After Taxes on Distributions Past 1 Year	Class A Return After Taxes on Distributions Past 5 Years	Class A Return After Taxes on Distributions Past 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	S&P TARGET DATE 2035 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P TARGET DATE 2035 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P TARGET DATE 2035 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years	JPM SMARTRETIREMENT 2035 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	JPM SMARTRETIREMENT 2035 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	JPM SMARTRETIREMENT 2035 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	8.83%	9.06%	8.34%	7.54%	7.58%	7.08%	5.89%	6.81%	6.37%	12.33%	9.42%	8.29%	14.16%	10.24%	8.97%	12.79%	10.47%	8.91%	12.39%	10.66%	9.12%